NET TRADING INCOME (Details) - Schedule of Net Trading Income - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
NET TRADING INCOME (Details) - Schedule of Net Trading Income [Line Items]
Foreign exchange translation (losses) gains	£ (203)	£ 132		£ (151)
Gains on foreign exchange trading transactions	336	235		517
Total foreign exchange	133	367		366
Investment property losses	(8)
Securities and other gains (see below)	235	41		407
Net trading income	£ 360	£ 408	[1]	£ 773	[1]

[1]	Restated, see note 1.